14 FINANCIAL INSTRUMENTS: Schedule of exposure to Canadian currency (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Cash and cash equivalents	$ 73,202	$ 135,049
Accounts receivable	257,492	390,017
Accounts payable and accrued liabilities	(653,150)	(770,108)
Total	$ (322,456)	$ (245,042)